Balance Sheet Accounts - Schedule of Fair Value of Financial Instruments (Detail) (USD $) In Millions, unless otherwise specified	May 31, 2013	Nov. 30, 2012
Fair Value Assets Measured On Recurring Basis [Line Items]
Money market funds	$ 612.2	$ 166.0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Money market funds	612.2	166.0
Significant Other Observable Inputs (Level 2) [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Money market funds
Significant Unobservable Inputs (Level 3) [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Money market funds